Other Current Liability - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous Current Liabilities [Abstract]
Government grant for completed appropriation, recognized as other income	$ 318	$ 106
Government grant for the expropriation, recognized as other current liabilities		$ 318